Restatement of Financial Statements - Effect of Financial Statement Adjustments Related to Restatement on Balance Sheet (Parenthetical) (Details) - $ / shares	Jun. 30, 2021	May 07, 2021	Jan. 01, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred shares, par value		$ 0.0001
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred shares, par value	0.0001		$ 0.0001	0.0001	$ 0.0001
Temporary equity, par value				0.0001
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Temporary equity, par value	10.00			10.00	0.0001
Ordinary shares, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001